Net Income per ordinary share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Income per Ordinary Share [Abstract]
Net income	€ 9,609.4	€ 7,571.6	€ 7,839.0
Weighted average number of shares outstanding (in EUR per share)	388.5	393.3	393.8
Basic net income per ordinary share (in EUR per share)	€ 24.73	€ 19.25	€ 19.91
Plus shares applicable to options and conditional shares (in shares)	0.4	0.3	0.3
Diluted weighted average number of shares (in shares)	388.9	393.6	394.1
Diluted net income per ordinary share (in EUR per share)	€ 24.71	€ 19.24	€ 19.89